13. FINANCIAL INSTRUMENTS (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Notional amount	R$ 18,563
Asset position	71,967
Liability position	(71,616)
Fair market value of amounts receivable/(payable)	R$ 351
Dollar-to-euro swap
Disclosure of detailed information about financial instruments [line items]
Counterparty name	BCP
Notional amount	R$ 18,563
Asset position	71,967
Liability position	(71,616)
Fair market value of amounts receivable/(payable)	351
Impact on finance income (cost)	R$ (1)	R$ 28,503